Average Annual Total Returns (Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return Before Taxes
1 Year	7.69%
5 Years	2.99%
Since Inception	3.46%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions | Class Institutional, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	6.77%
5 Years	1.61%
Since Inception	2.23%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.04%
5 Years	1.83%
Since Inception	2.30%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (pre-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (pre-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.25%
5 Years	5.10%
Since Inception	5.37%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (post-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (post-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.17%
5 Years	5.08%
Since Inception	5.36%
Inception Date	Apr. 30, 2004
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.00%
Inception Date	Apr. 30, 2004